Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Component of inventories [Abstract]
Fuel oil	$ 60,517	$ 84,984
Lubricating oils	8,510	9,171
Inventories	69,027	94,155
Write down of inventory	0	0
Hafnia Vessels and TC Vessels [Member]
Component of inventories [Abstract]
Cost of inventories recognised as expense during period	267,700	357,500
External Vessels in Disponent-Owner Pools [Member]
Component of inventories [Abstract]
Cost of inventories recognised as expense during period	$ 190,600	$ 190,100